Cover Page	12 Months Ended
Dec. 31, 2021 shares
Cover [Abstract]
Entity Central Index Key	0001127248
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-54516
Entity Registrant Name	EMERA INC
Entity Incorporation, State or Country Code	A5
Entity Listings [Line Items]
Entity Address, Address Line One	5151 Terminal Road
Entity Address, City or Town	Halifax
Entity Address, Country	CA
Entity Address, Postal Zip Code	B3J 1A1
City Area Code	902
Local Phone Number	428-6096
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor	false
Auditor Firm Id	1263
Auditor Location	Halifax, Nova Scotia
Auditor Name	Ernst & Young LLP
Business Contact [Member]
Entity Listings [Line Items]
Name of contact personnel	Emera US Finance LP
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	636-5401
Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	261,065,175
Series A Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,866,814
Series B Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,133,186
Series C Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series E Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Series F Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series H Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Series J Preferred Stock [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series L Preferred Stock [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,000,000